Group assets and liabilities - measurement - Transfers between levels (Details) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Group assets and liabilities - measurement
Transfers from level 1 to level 2	£ 131
Transfers from level 2 to level 1	618
Transfers into level 3	0
Transfers out of level 3	£ 0